Nature Of Business And Significant Accounting Policies (Schedule Of Corrections Of Errors-Cash Flows) (Details) (USD $)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (4,844,392)	[1]	$ (6,580,876)	[1]	$ (8,551,260)	$ (3,798,256)
(Income) loss from discontinued operations	(1,300,093)	[1]	(1,636,834)	[1]	(4,103)	(2,568,716)
Loss from continuing operations	(3,544,299)	[1]	(4,944,042)	[1]	(8,547,157)	(1,229,540)
Depreciation, Depletion and Amortization	2,781,671	[1]	3,554,154	[1]	4,844,004	3,104,985
Net cash provided by operating activities - continuing operations	3,838,687	[1]	1,303,175	[1]	(3,663,537)	2,504,515
Net cash provided by operating activities - discontinued operations	1,473,191	[1]	1,722,295	[1]	2,503,753	539,572
Net cash provided by operating activities	5,311,878	[1]	3,025,470	[1]	(1,159,784)	3,044,087
Purchase of real estate assets	(686,878)	[1]	(1,177,691)	[1]	(1,468,948)	(1,914,828)
Net cash used in investing activities - continuing operations	(612,519)	[1]	68,155	[1]	(4,658,807)	(16,839,183)
Net cash used in investing activities - discontinued operations	(457,445)	[1]	(432,129)	[1]	7,551,308	(13,795,570)
Net cash used in investing activities	(1,069,964)	[1]	(363,974)	[1]	2,892,501	(30,634,753)
Net cash used in financing activities	(2,271,419)	[1]	(1,748,164)	[1]	2,519,209	26,531,632
Net change in cash and cash equivalents	1,930,470	[1]	913,332	[1]	4,251,926	(1,059,034)
As Reported [Member]
Net loss	(3,608,520)		(7,413,071)
(Income) loss from discontinued operations	(1,514,111)		(1,977,020)
Loss from continuing operations	(2,094,409)		(5,436,051)
Depreciation, Depletion and Amortization	2,740,458		3,461,216
Net cash provided by operating activities - continuing operations	5,247,364		718,228
Net cash provided by operating activities - discontinued operations	1,254,681		1,364,829
Net cash provided by operating activities	6,720,555		2,440,523
Purchase of real estate assets	(244,096)		(592,744)
Net cash used in investing activities - continuing operations	(169,737)		653,102
Net cash used in investing activities - discontinued operations	(238,935)		(74,663)
Net cash used in investing activities	(408,672)		578,439
Net cash used in financing activities	(4,122,878)		(1,748,164)
Net change in cash and cash equivalents	1,930,470		913,332
Adjustment [Member]
Net loss	(1,235,872)		832,195
(Income) loss from discontinued operations	214,018		340,186
Loss from continuing operations	(1,449,890)		492,009
Depreciation, Depletion and Amortization	41,213		92,938
Net cash provided by operating activities - continuing operations	(1,408,677)		584,947
Net cash provided by operating activities - discontinued operations	218,510		357,466
Net cash provided by operating activities	(1,408,677)		584,947
Purchase of real estate assets	(442,782)		(584,947)
Net cash used in investing activities - continuing operations	(442,782)		(584,947)
Net cash used in investing activities - discontinued operations	(218,510)		(357,466)
Net cash used in investing activities	(661,292)		(942,413)
Net cash used in financing activities	$ 1,851,459

[1]	Restated